Consolidated Balance Sheet - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash	R$ 32,001	R$ 35,381
Financial assets	2,384,618	2,170,219
At Amortized Cost	1,686,225	1,578,789
Compulsory deposits with the Central Bank of Brazil	145,404	115,748
Interbank deposits	51,007	59,592
Securities purchased under agreements to resell	238,321	221,779
Securities	260,743	213,026
Loan and lease operations	910,590	909,422
Other financial assets	127,699	109,909
(-) Provision for expected loss	(47,539)	(50,687)
At Fair Value through Other Comprehensive Income	130,039	126,748
At Fair Value through Profit or Loss	568,354	464,682
Derivatives	55,251	78,208
Other financial assets	1,351	1,375
Insurance contracts	141	23
Tax assets	64,521	59,645
Income tax and social contribution - current	993	1,647
Income tax and social contribution - deferred	53,691	51,634
Other	9,837	6,364
Other assets	20,027	17,474
Investments in associates and joint ventures	9,293	7,443
Fixed assets, net	9,135	7,767
Goodwill and Intangible assets, net	23,364	23,114
Total assets	2,543,100	2,321,066
Liabilities and stockholders' equity
Financial Liabilities	2,001,691	1,836,690
At Amortized Cost	1,944,162	1,755,498
Deposits	951,352	871,438
Securities sold under repurchase agreements	362,786	293,440
Interbank market funds	328,645	294,587
Institutional market funds	119,591	129,382
Other financial liabilities	181,788	166,651
At Fair Value through Profit or Loss	53,331	77,508
Derivatives	52,475	76,861
Structured notes	296	64
Provision for Expected Loss	4,198	3,684
Loan commitments	3,311	2,874
Financial guarantees	887	810
Insurance contracts and private pension	271,546	233,126
Provisions	19,744	19,475
Tax liabilities	9,202	6,773
Income tax and social contribution - current	3,970	2,950
Income tax and social contribution - deferred	560	345
Other	4,672	3,478
Other liabilities	41,867	47,895
Total liabilities	2,344,050	2,143,959
Total stockholders’ equity attributed to the owners of the parent company	190,177	167,717
Capital	90,729	90,729
Treasury shares	(11)	(71)
Capital reserves	2,620	2,480
Revenue reserves	104,465	86,209
Other comprehensive income	(7,626)	(11,630)
Non-controlling interests	8,873	9,390
Total stockholders’ equity	199,050	177,107
Total liabilities and stockholders' equity	2,543,100	2,321,066
Financial assets measured at fair value through other comprehensive income, category [member]
Assets
Securities	130,039	126,748
Financial assets at fair value through profit or loss, category [member]
Assets
Securities	511,752	385,099
Financial liabilities at fair value through profit or loss, category [member]
Liabilities and stockholders' equity
Other financial liabilities	R$ 560	R$ 583